Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

4.	Commitments and Contingencies

License and Royalty Agreements

The Company has entered into an exclusive license agreement with a university, where the Company has obtained certain intellectual property from the university to commercialize, produce, manufacture, use and sell the patent rights. The Company is required to pay the university a contractual dollar amount for each new investigational drug application filed with the Food and Drug Administration (“FDA”) using the licensed intellectual property. Should the Company receive cash payments from licensing revenue during human trial research, the Company is required to pay 10% of all net licensing revenue (but not including payments for product development activities or equity purchases) to the university up to a certain maximum amount. The Company is also required to pay an amount upon New Drug Application (“NDA”) approval. The NDA approval occurs when the FDA has approved all prior drug testing and allows a new drug to go to the market. Once the Company has an NDA, the Company must pay the university a royalty of 2% of net sales up to a certain dollar amount and 2.5% of net sales in excess of that amount of human therapeutics and must pay the university a royalty of 5% of net sales on any services. If the Company sublicenses the intellectual property, then the Company must pay the university in accordance with the provisions of the agreement.

The Company has a product development agreement with an entity, whereby the Company has granted the entity a non-exclusive right to certain intellectual property owned by the Company and the entity has granted to the Company a non-exclusive right to use certain intellectual property owned by the entity in order to develop new products (“Products”) to be sold primarily by the Company or its designees to the research market. The Company has agreed to pay the entity certain amounts for product development in the form of the Company’s common stock. In addition, the Company has agreed to pay the entity royalty payments of 10% of net sales of the Company to third parties for Products developed using the entity’s intellectual property. If the Company agrees that the entity can also sell Products to third parties and if the entity has sales to a third party of Products using the Company’s intellectual property, then the entity will pay the Company a royalty payment of 10% of net sales. However, if the Products sold by the entity are covered solely by the Company’s patents and know-how, then a 50-50 financial sharing arrangement between the entity and the Company will apply to such Products.

Right of First Negotiation

Pursuant to an agreement (“Agreement”) the Company has irrevocably granted a stockholder with a right of first negotiation to license certain technology of the Company related to Q-Cells®. The term of the Agreement is for a period of the later of (i) 3 years from the effective date of the Agreement (October 6, 2011) or (ii) 6 months after the date of completion of certain dosing of the technology.

Asset Purchase Agreement

On March 26, 2012, Q Holdings, Inc., Q Therapeutics, Inc. and NeuroQ Research, Inc. executed an agreement to acquire certain intellectual property and technology. The agreement is milestone based and, if the milestones are achieved in 2012, it will provide the Company with manufacturing protocols for several types of neural cells. The Company will issue payment in the form of common stock and warrants as intellectual property and technology is delivered to the Company in 2012. In April 2012, the Company issued 10,000 units of common stock and warrants as initial payment for transfer of intellectual property.

Research Agreement

On March 27, 2012, the Company executed an agreement for outside research study services. The total contract price is $237,400 and the Company is required to make certain payments under the agreement as milestones are met. A separate agreement with the services provider allows the Company to pay 25% of the invoiced amount in cash and allows the balance to be financed and recorded as a loan to be paid over the following 36-60 months. Originally, the agreement had a provision that allowed the holder to convert the balance into Q Therapeutics, Inc. series B preferred stock. The Company currently is in negotiations to revise this agreement to allow conversion to Q Holding, Inc.’s common stock. Interest is being recorded at 8% annually. The total amount invoiced to date is $142,400 and payments of $35,600 were made in May 2012. As of June 30, 2012, the balance outstanding is $108,000, of which $106,800 relates to principal and $1,424 relates to accrued interest. The agreement is expected to conclude in 2012.

Placement Agent Agreement

On June 27, 2012, the Company entered into an agreement with a placement agent in connection with the private placement. Under the agreement, a fee of $5,000 was paid in June. For any securities purchased by certain purchasers, the placement agent will receive a cash placement fee equal to 8% and warrants equal to 10%.

Secured Promissory Note

The Company entered into an agreement with two shareholders whereby the loan amount of $31,967 plus interest is to be repaid to the Company by December 31, 2012. For each month of non-payment, 1/12 of a combined 200,000 common shares are forfeited. As of June 30, 2012, total payments received were $7,988 and total shares forfeited for loan default were 100,000. The Company believes the full amount of the note will be collected.

Operating Leases

The Company leases its office and lab facility under a non-cancelable operating lease. The current lease was renewed effective April 1, 2011 and expires March 2013. The minimum future lease payments under this operating lease as of June 30, 2012 is $55,442 due during the year ending December 31, 2012 and $27,721 due during the year ending December 31, 2013.

Lease expense under operating leases was $27,721 and $26,913 for the three months ended June 30, 2012 and 2011, respectively. Lease expense under operating leases was $54,634 and $53,043 for the six months ended June 30, 2012 and 2011, respectively.